Concessions payable - Summary of Regulatory Assets (Liabilities) (Detail) - Companhia de Gas de Sao Paulo - COMGAS [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Cost of gas to be recovered	R$ 427,335	R$ 504,175
Credits of taxes to be transferred	(431,900)	(252,816)
Total	(4,565)	251,359
Regulatory (liabilities) assets	(115,597)	672,810
Regulatory liabilities - Tax	(155,311)	(127,815)
Regulatory assets liabilities tax deferral account credit balances net	(270,908)	544,995
Monetary variation	38,757	3,713
Extemporaneous tax credit	(23,773)	(76,452)
Increase decrease through other adjustments	14,984	(72,739)
Net current account flow for actual cost of gas incurred	R$ (255,924)	R$ 472,256